UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6500 Falls Road
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-583-0540
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland April 30, 2004

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	59

Form 13F Information Table Value Total:	$111132

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Motorola 7% units                               620076208      534    11000 SH       SOLE                    11000
Williams Co Inc PACS                            969457886      687    53900 SH       SOLE                    53900
AT&T Wireless Ser Inc          COM              00209A106     3602   264630 SH       SOLE                   264630
Agere Sys Inc CL B             COM              00845V209       36    11651 SH       SOLE                    11651
Allied Capital Corp            COM              01903Q108     2396    79100 SH       SOLE                    79100
Alpha Trade.Com                COM              020814208        5    10000 SH       SOLE                    10000
Altria Group Inc               COM              02209S103      234     4300 SH       SOLE                     4300
American Express Comp          COM              025816109     3065    59118 SH       SOLE                    59118
Ariel Corp Com                 COM                               0    10000 SH       SOLE                    10000
Barr Laboratories Inc.         COM              068306109     6304   137340 SH       SOLE                   137340
Baxter International           COM              071813109      942    30500 SH       SOLE                    30500
Best Buy Company Inc           COM              086516101     1552    30000 SH       SOLE                    30000
Biovail Corporation            COM              09067J109      239    15300 SH       SOLE                    15300
Boeing Company                 COM              097023105      591    14400 SH       SOLE                    14400
Bristol-Myers Squibb           COM              110122108     1601    66095 SH       SOLE                    66095
CIT Group Inc DEL              COM              125581108     2024    53200 SH       SOLE                    53200
Cendant                        COM              151313103     2544   104295 SH       SOLE                   104295
Ciber                          COM              17163B102     2232   202950 SH       SOLE                   202950
Citigroup Inc                  COM              172967101     3723    72019 SH       SOLE                    72019
Comcast cl A                   COM              20030N101      504    17535 SH       SOLE                    17535
Computer Sciences              COM              205363104     2093    51900 SH       SOLE                    51900
Conseco, Inc.                  COM              208464883     2224    96041 SH       SOLE                    96041
Costco Whsl Corp New           COM              22160K105     2933    77979 SH       SOLE                    77979
Crown Hldgs Inc (Hldg Co)      COM              228368106     1955   209736 SH       SOLE                   209736
Dow Chemical                   COM              260543103     2091    51910 SH       SOLE                    51910
Exxon Mobil Corporati          COM              30231G102     2840    68290 SH       SOLE                    68290
Federal Home Ln Mtg            COM              313400301     2181    36921 SH       SOLE                    36921
Gap Inc.                       COM              364760108     2332   106368 SH       SOLE                   106368
General Electric Co            COM              369604103     2519    82548 SH       SOLE                    82548
General Motors Corp.           COM              370442105     2629    55825 SH       SOLE                    55825
Graftech Internatioal Ltd      COM              384313102     1122    75068 SH       SOLE                    75068
Hartford Fincl Services        COM              416515104     2618    41100 SH       SOLE                    41100
Home Depot Inc.                COM              437076102     2365    63300 SH       SOLE                    63300
Honeywell International, Inc.  COM              438516106     3051    90141 SH       SOLE                    90141
IBM Corp                       COM              459200101     4166    45358 SH       SOLE                    45358
Intel Corporation              COM              458140100     1799    66127 SH       SOLE                    66127
J P Morgan Chase               COM              46625H100     3284    78290 SH       SOLE                    78290
Lucent Technologies            COM              549463107     2156   524460 SH       SOLE                   524460
Masco Corporation              COM              574599106     3698   121500 SH       SOLE                   121500
Merck & Co. Inc.               COM              589331107      257     5808 SH       SOLE                     5808
Micron Technology In           COM              595112103     3046   182300 SH       SOLE                   182300
Microsoft Corporation          COM              594918104     2612   104781 SH       SOLE                   104781
Motorola Inc.                  COM              620076109     1723    97914 SH       SOLE                    97914
Nutri/System Inc               COM              67069D108      362    92159 SH       SOLE                    92159
Pfizer Inc.                    COM              717081103     2173    62008 SH       SOLE                    62008
Restr Edge Tech Inc Cl B       COM              279990972        0    25000 SH       SOLE                    25000
Restricted Ariel Corp          COM                               0    20000 SH       SOLE                    20000
Restricted Wts Ariel Corp 3/1/ COM                               0    20000 SH       SOLE                    20000
Storage Computer Corp          COM              86211A101      420   933055 SH       SOLE                   933055
Target Corporation             COM              87612E106     2296    50985 SH       SOLE                    50985
Texas Instruments              COM              882508104     2757    94354 SH       SOLE                    94354
Tyco Intl Ltd                  COM              902124106     4269   149000 SH       SOLE                   149000
UNUM Provident Corp.           COM              91529Y106     1952   133450 SH       SOLE                   133450
Unocal Corp                    COM              915289102     1832    49141 SH       SOLE                    49141
Verizon Communication          COM              92343V104     2428    66461 SH       SOLE                    66461
Williams Companies I           COM              969457100     1894   197876 SH       SOLE                   197876
Xerox Corporation              COM              984121103     2002   137377 SH       SOLE                   137377
Gateway Fund                                                   213 9165.001 SH       SOLE                 9165.001
Merrill Lynch Focus Twenty Fd                   59021P204       21 12828.000SH       SOLE                12828.000